INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Total cost of intangible assets	$ 48,488,445	$ 20,319,011
Less: accumulated amortization	(9,780,439)	(5,153,133)
Add: foreign exchange difference	(741,198)	28,543
Intangible assets, net	37,966,808	15,194,421
Trade name and domain names
Total cost of intangible assets	23,873,013	10,656,322
Copyrights
Total cost of intangible assets	1,648,532	1,648,532
Technology
Total cost of intangible assets	3,179,688	1,523,833
Partnership agreement
Total cost of intangible assets	349,783	349,783
Non-compete agreements
Total cost of intangible assets	306,268	49,846
Education licenses
Total cost of intangible assets	297,861	297,861
Customer relationship
Total cost of intangible assets	4,130,543	426,839
Concession
Total cost of intangible assets	404,523	404,523
Student And User Base [Member]
Total cost of intangible assets	10,361,994	4,961,472
Teaching Materials [Member]
Total cost of intangible assets	516,544	0
School cooperation agreements
Total cost of intangible assets	$ 3,419,696	$ 0